Federal Funds Purchased and Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Federal Funds Purchased and Repurchase Agreements [Abstract]
Information related to repurchase agreements and federal funds purchased

	Repurchase Agreements		Federal Funds Purchased
	2012	2011	2012	2011
Balance at end of year	$16,766,590	$14,013,506	$2,000,000	$-

Average balance during the year	17,361,715	14,614,114	49,180	76,851

Maximum month-end balance	19,653,770	16,912,195	2,000,000	-

Weighted-average rate during the year	.70%	.74%	.54%	1.01%

Rate at December 31.71%		.68%	.20%	-